SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of restricted and performance shares

Thousand restricted shares	2025	2024	2023

Restricted and performance stocks outstanding at January	119,481	118,996	108,854
New restricted and performance stocks during the period	33,898	25,603	33,686
Restricted and performance stocks vested during the period	(48,663)	(20,256)	(18,309)
Restricted and performance stocks forfeited during the period	(4,823)	(4,862)	(5,235)
Restricted and performance stocks outstanding at the end of the year	99,893	119,481	118,996

Schedule of outstanding options developed

Thousand options	2025	2024	2023

Options outstanding at January 1	72,466	87,961	99,717
Options forfeited during the period	(12,275)	(15,495)	(11,756)
Options outstanding at the end of the year	60,191	72,466	87,961

Schedule of weighted average exercise price

In R$ per share	2025	2024	2023

Options outstanding on January 1	18.26	18.86	19.39
Options forfeited during the period	18.39	22.30	22.68
Options outstanding at the end of the period	18.91	18.26	18.86
Options exercisable at the end of the period	18.91	18.26	19.08

Schedule of deferred shares

Thousand deferred shares	2025	2024	2023

Deferred stocks outstanding at January 1	936	936	889
New deferred stocks during the period	-	-	47
Deferred stocks outstanding at the end of the year	936	936	936